Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Savos Investments Trust
Central Index Key	0001068602
Amendment Flag	false
Document Creation Date	Jan. 29, 2016
Document Effective Date	Jan. 31, 2016
Prospectus Date	Jan. 31, 2016
Savos Dynamic Hedging Fund | Savos Dynamic Hedging Fund
Prospectus:
Trading Symbol	SVDHX